Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Right-of-use assets	$ 108,598	$ 158,448
Cash outflow for leases	20,700	16,500
Lease obligations	$ 99,108	$ 143,219
Ogden
Disclosure Of Leases [Line Items]
Lease term	40 years
Right-of-use assets	$ 8,900
Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	6 years
Right-of-use assets	$ 3,600
Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Top of Range
Disclosure Of Leases [Line Items]
Lease term	40 years
Properties | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Properties | Top of Range
Disclosure Of Leases [Line Items]
Lease term	10 years
Production Equipment
Disclosure Of Leases [Line Items]
Shorter lease term period	12
Production Equipment | Ma’anshan
Disclosure Of Leases [Line Items]
Lease term	6 years
Lease obligations	$ 3,600
Production Equipment | Bottom of Range
Disclosure Of Leases [Line Items]
Lease term	1 year
Production Equipment | Top of Range
Disclosure Of Leases [Line Items]
Lease term	5 years
R&D Premises | Lund, Sweden
Disclosure Of Leases [Line Items]
Lease term	15 years
Lease commencement date	September 1, 2023
Lease obligations	$ 13,000
Headquarters Office | Malmo, Sweden
Disclosure Of Leases [Line Items]
Lease term	5 years
Lease commencement date	March 1, 2023
Lease obligations	$ 6,600